Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Service sales	$ 378,638	$ 371,884	$ 355,358
Equipment and supplies sales	50,027	51,872	51,837
Total net sales	428,665	423,756	407,195
Cost of sales	280,541	279,478	272,858
Gross profit	148,124	144,278	134,337
Selling, general and administrative expenses	107,280	107,672	96,800
Amortization of intangible assets	5,642	5,987	6,612
Restructuring expense	89	777	2,544
Income from operations	35,113	29,842	28,381
Other income, net	(99)	(96)	(106)
Loss on extinguishment of debt	282	5,599	16,339
Interest expense, net	6,974	14,560	23,737
Income (loss) before income tax (benefit) provision	27,956	9,779	(11,589)
Income tax (benefit) provision	(69,432)	2,348	2,986
Net income (loss)	97,388	7,431	(14,575)
Income attributable to noncontrolling interest	(348)	(156)	(748)
Net income (loss) attributable to ARC Document Solutions, Inc. shareholders	$ 97,040	$ 7,275	$ (15,323)
Earnings (loss) per share attributable to ARC Document Solutions, Inc. shareholders:
Basic (dollars per share)	$ 2.08	$ 0.16	$ (0.33)
Diluted (dollars per share)	$ 2.04	$ 0.15	$ (0.33)
Weighted average common shares outstanding:
Basic (shares)	46,631	46,245	45,856
Diluted (shares)	47,532	47,088	45,856